Loans and Related Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2013
Loans and Related Allowance for Credit Losses [Abstract]
Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2013 and December 31, 2012 (in thousands):

As of December 31, 2013	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$20,388	$5,658	$235	$-	$26,281
Real estate - commercial	56,867	11,706	5,620	278	74,471
Real estate - construction	15,803	292	1,754	1,832	19,681
Real estate - mortgage	130,706	3,995	4,272	1,486	140,459
Obligations of states and political subdivisions	12,674	28		-	12,702
Personal	4,204	-		-	4,204
Total	$240,642	$21,679	$11,881	$3,596	$277,798

As of December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$17,570	$904	$822	$-	$19,296
Real estate - commercial	55,198	8,939	5,010	40	69,187
Real estate - construction	14,001	1,022	867	2,202	18,092
Real estate - mortgage	144,179	3,864	2,350	2,729	153,122
Obligations of states and political subdivisions	12,769	-	-	-	12,769
Personal	5,024	10	-	-	5,034
Total	$248,741	$14,739	$9,049	$4,971	$277,500

Impaired Loans by Loan Portfolio Class

The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2013 and December 31, 2012 (in thousands):

	As of December 31, 2013			As of December 31, 2012
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$94	$94	$-	$160	$160	$-
Real estate - commercial	2,017	2,142	-	2,672	2,672	-
Real estate - construction	504	813	-	2,004	2,197	-
Real estate - mortgage	3,353	4,751	-	487	523	-

With an allowance recorded:
Real estate - commercial	$238	$238	$26	$-	$-	$-
Real estate - construction	1,478	1,502	93	198	198	91
Real estate - mortgage	365	394	45	2,141	2,141	1,036

Total:
Commercial, financial and agricultural	$94	$94	$-	$160	$160	$-
Real estate - commercial	2,255	2,380	26	2,672	2,672	-
Real estate - construction	1,982	2,315	93	2,202	2,395	91
Real estate - mortgage	3,718	5,145	45	2,628	2,664	1,036
	$8,049	$9,934	$164	$7,662	$7,891	$1,127

	Year Ended December 31, 2013			Year Ended December 31, 2012			Year Ended December 31, 2011
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$127	$-	$-	$199	$14	$-	$274	$19	$-
Real estate - commercial	2,345	96	24	2,492	119	3	2,354	139	10
Real estate - construction	1,254	2	6	1,362	-	-	485	42	14
Real estate - mortgage	1,920	64	24	1,371	-	-	2,453	34	47

With an allowance recorded:
Real estate - commercial	$119	$-	$-	$-	$-	$-	$-	$-	$-
Real estate - construction	838	-	-	674	-	15	1,025	-	-
Real estate - mortgage	1,253	-	7	2,503	-	-	2,051	65	-

Total:
Commercial, financial and agricultural	$127	$-	$-	$199	$14	$-	$274	$19	$-
Real estate - commercial	2,464	96	24	2,492	119	3	2,354	139	10
Real estate - construction	2,092	2	6	2,036	-	15	1,510	42	14
Real estate - mortgage	3,173	64	31	3,874	-	-	4,504	99	47
	$7,856	$162	$61	$8,601	$133	$18	$8,642	$299	$71

Nonaccrual Loans by Classes of the Loan Portfolio

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2013 and December 31, 2012 (in thousands):

Nonaccrual loans:	December 31, 2013	December 31, 2012
Commercial, financial and agricultural	$10	$20
Real estate - commercial	1,331	1,835
Real estate - construction	1,982	2,376
Real estate - mortgage	2,629	4,615
Total	$5,952	$8,846

Loan Portfolio Summarized by the Past Due Status

The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2013 and December 31, 2012 (in thousands):

As of December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$19	$-	$10	$29	$26,252	$26,281	$-
Real estate - commercial	35	1,092	947	2,074	72,397	74,471	61
Real estate - construction	239	7	1,801	2,047	17,634	19,681	-
Real estate - mortgage	1,239	2,130	2,585	5,954	134,505	140,459	251
Obligations of states and political subdivisions	-	-	-	-	12,702	12,702	-
Personal	23	1		24	4,180	4,204	-
Total	$1,555	$3,230	$5,343	$10,128	$267,670	$277,798	$312

As of December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$30	$-	$191	$221	$19,075	$19,296	$171
Real estate - commercial	295	819	1,928	3,042	66,145	69,187	93
Real estate - construction	9	136	2,335	2,480	15,612	18,092	156
Real estate - mortgage	1,359	3,131	4,428	8,918	144,204	153,122	320
Obligations of states and political subdivisions	-	-	-	-	12,769	12,769	-
Personal	29	25	2	56	4,978	5,034	2
Total	$1,722	$4,111	$8,884	$14,717	$262,783	$277,500	$742

Troubled Debt Restructurings on Financing Receivables

The following table summarizes information regarding troubled debt restructurings by loan portfolio class as of and for the year ended December 31, 2013, in thousands of dollars. There were no loans identified as troubled debt restructurings as of or for the year ended December 31, 2012.

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
2013
Accruing troubled debt restructurings:
Real estate - commercial	1	$64	$61	$61
Real estate - mortgage	6	706	714	714
	7	$770	$775	$775

Allowance for Loan Losses and Recorded Investments in Loans Receivable

The following tables summarize the activity in the allowance for loan losses by loan class and loans by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2013, 2012 and  2011 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2013	$179	$463	$202	$2,387	$-	$50	$3,281
Charge-offs	(4)	-	(117)	(1,281)	-	(29)	(1,431)
Recoveries	13	-	-	-	-	9	22
Provisions	65	71	127	140	-	12	415
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287

As of December 31, 2013	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287
evaluated for impairment
individually	$-	$26	$93	$45	$-	$-	$164
collectively	$253	$508	$119	$1,201	$-	$42	$2,123

Loans:
Ending balance	$26,281	$74,471	$19,681	$140,459	$12,702	$4,204	$277,798
evaluated for impairment
individually	$94	$2,255	$1,982	$3,718	$-	$-	$8,049
collectively	$26,187	$72,216	$17,699	$136,741	$12,702	$4,204	$269,749

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2012	$195	$455	$442	$1,771	$-	$68	$2,931
Charge-offs	(25)	-	(193)	(852)	-	(1)	(1,071)
Recoveries	8	-	-	-	-	2	10
Provisions	1	8	(47)	1,468	-	(19)	1,411
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281

As of December 31, 2012	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281
evaluated for impairment
individually	$-	$-	$91	$1,036	$-	$-	$1,127
collectively	$179	$463	$111	$1,351	$-	$50	$2,154

Loans:
Ending balance	$19,296	$69,187	$18,092	$153,122	$12,769	$5,034	$277,500
evaluated for impairment
individually	$160	$2,672	$2,202	$2,628	$-	$-	$7,662
collectively	$19,136	$66,515	$15,890	$150,494	$12,769	$5,034	$269,838

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2011	$163	$442	$336	$1,810	$-	$73	$2,824
Charge-offs	(18)	(37)	-	(205)	-	(22)	(282)
Recoveries	2	-	-	10	-	13	25
Provisions	48	50	106	156	-	4	364
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931
As of December 31, 2011	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931
evaluated for impairment
individually	$-	$-	$343	$432	$-	$-	$775
collectively	$195	$455	$99	$1,339	$-	$68	$2,156

Loans, net of unearned interest:
Ending balance	$19,417	$60,774	$17,508	$176,544	$8,780	$6,658	$289,681
evaluated for impairment
individually	$238	$2,312	$1,870	$5,119	$-	$-	$9,539
collectively	$19,179	$58,462	$15,638	$171,425	$8,780	$6,658	$280,142